Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) USD_per_Pound lb	Dec. 31, 2019 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 30(b)) | $	$ 6	$ 2
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 30(b)) | $	$ 12
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	169
Financial assets | $	$ 10
Current derivative financial assets | $	$ 10
Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	65
Financial assets | $	$ 2
Current derivative financial assets | $	$ 2
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	112	79
Payable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	19	10
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.23
Payable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.89
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	142	239
Receivable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	42	74
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.21
Receivable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.88